FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/99

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	8/13/99

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         81 data records

Form 13F Information Table Value Total:         145,682 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Advisors LP Cl A         MUT FD           69338P102      401 13470.0000SH      SOLE                                 13470.0000
SB Short-term Hgh Gr Bd Fd Cl  MUT FD           831800602       85 20910.6840SH      SOLE                                 20910.6840
3Com Corp.                     COM              885535104     2292    85900 SH       SOLE                    15375             70525
AT & T Corp.                   COM              001957109     6439   115372 SH       SOLE                    16105             99267
AT&T Corp - Liberty Media-A    COM              001957208      239     6504 SH       SOLE                                       6504
Abbott Laboratories            COM              002824100      236     5200 SH       SOLE                                       5200
Alcatel Alsthom ADS            COM              013904305     4316   152100 SH       SOLE                    28700            123400
AlliedSignal, Inc.             COM              019512102     1737    27575 SH       SOLE                                      27575
Allstate                       COM              020002101     1518    42312 SH       SOLE                    11562             30750
American Express Co.           COM              025816109      547     4200 SH       SOLE                                       4200
American Home Products         COM              026609107      491     8550 SH       SOLE                                       8550
Amgen                          COM              031162100      706    11600 SH       SOLE                      300             11300
Bank One Corp                  COM              06423A103     4827    81037 SH       SOLE                     8970             72067
Bellsouth Corp.                COM              079860102      482    10452 SH       SOLE                                      10452
Bemis Co., Inc.                COM              081437105      302     7600 SH       SOLE                      500              7100
Biomet, Inc.                   COM              090613100     2347    59045 SH       SOLE                     2000             57045
Borders Group                  COM              099709107     1992   126000 SH       SOLE                    16000            110000
Bristol-Myers Squibb Co.       COM              110122108      704    10000 SH       SOLE                                      10000
CBS Inc.                       COM              12490K107     1255    28800 SH       SOLE                    13900             14900
Cambridge Technology           COM              132524109     3142   178900 SH       SOLE                    38500            140400
Cisco Systems, Inc.            COM              17275R102     2593    40242 SH       SOLE                     8974             31268
Citizens Bkg Corp              COM              174420109     1844    61337 SH       SOLE                    17400             43937
Comerica, Inc.                 COM              200340107      330     5548 SH       SOLE                      300              5248
Computer Associates Int'l      COM              204912109      309     5650 SH       SOLE                      450              5200
Compuware Corp.                COM              205638109     3413   107300 SH       SOLE                    26900             80400
Eaton Corp.                    COM              278058102      239     2600 SH       SOLE                                       2600
Elan Corp  plc ADR             COM              284131208     4043   145690 SH       SOLE                    32100            113590
Electronic Data Systems Corp.  COM              285661104      529     9335 SH       SOLE                      250              9085
Emerson Electric Co.           COM              291011104      520     8267 SH       SOLE                                       8267
Exxon Corp.                    COM              302290101      333     4312 SH       SOLE                                       4312
First Data Corporation         COM              319963104      543    11100 SH       SOLE                     1600              9500
Fiserv Inc.                    COM              337738108      345    11025 SH       SOLE                                      11025
Fleetwood Enterprises          COM              339099103      931    35200 SH       SOLE                    17300             17900
Frontier Corp.                 COM              35906P105      783    13350 SH       SOLE                                      13350
GTE Corp.                      COM              362320103     1677    22218 SH       SOLE                                      22218
General Electric               COM              369604103     2187    19350 SH       SOLE                     1800             17550
Hewlett-Packard                COM              428236103     5468    54405 SH       SOLE                     9130             45275
Hospitality Properties Trust   COM              44106M102     2657    97945 SH       SOLE                    24595             73350
IBM Corp.                      COM              459200101     3604    27882 SH       SOLE                      200             27682
IHOP Corporation               COM              449623107      837    34800 SH       SOLE                    11600             23200
Impath, Inc.                   COM              45255G101      705    26100 SH       SOLE                     9500             16600
Jefferson-Pilot Corp.          COM              475070108      265     4000 SH       SOLE                                       4000
Johnson & Johnson              COM              478160104      257     2620 SH       SOLE                                       2620
Johnson Controls, Inc.         COM              478366107      208     3000 SH       SOLE                                       3000
Masco Corp.                    COM              574599106      690    23910 SH       SOLE                      800             23110
MascoTech, Inc.                COM              574670105     1983   117056 SH       SOLE                     8400            108656
McKesson HBOC Inc.             COM              58155Q103      929    28853 SH       SOLE                     2385             26468
Merck & Co., Inc.              COM              589331107     1266    17195 SH       SOLE                      600             16595
Minntech Corp                  COM              604258103      277    18800 SH       SOLE                     4700             14100
Mobil Corp.                    COM              607059102      252     2556 SH       SOLE                                       2556
Modis Professional Services    COM              607830106     2502   184500 SH       SOLE                    50200            134300
Molex Inc.                     COM              608554101      719    19425 SH       SOLE                     2400             17025
Mylan Laboratories             COM              628530107      758    28600 SH       SOLE                      200             28400
National City Corp.            COM              635405103     1225    18703 SH       SOLE                                      18703
National Commerce Bancorp      COM              635449101     3928   179550 SH       SOLE                    37200            142350
Network  Associates, Inc.      COM              640938106     1032    70250 SH       SOLE                    17100             53150
Nortel Networks Corp.          COM              656569100     6813    78475 SH       SOLE                    13150             65325
Novell, Inc.                   COM              670006105      276    10400 SH       SOLE                                      10400
Oracle Corp.                   COM              68389X105      318     8575 SH       SOLE                      150              8425
PNC Bank Corp.                 COM              693475105     4112    71350 SH       SOLE                    13900             57450
Pfizer, Inc.                   COM              717081103     2049    18800 SH       SOLE                                      18800
Popular Inc.                   COM              733174106      541    17840 SH       SOLE                     5740             12100
RPM, Inc.                      COM              749685103     3228   227521 SH       SOLE                    36875            190646
SAP Aktiengesellschaft ADR     COM              803054204     2883    83250 SH       SOLE                    18100             65150
SBC Communications Inc.        COM              78387G103      249     4292 SH       SOLE                      400              3892
Shared Medical Systems Corp.   COM              819486101      496     7600 SH       SOLE                      750              6850
Sigma-Aldrich Corp.            COM              826552101     3584   104075 SH       SOLE                    20100             83975
Solectron Corp.                COM              834182107      547     8200 SH       SOLE                                       8200
State Street Corp              COM              857477103      256     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203     5393   269625 SH       SOLE                    40800            228825
Steris Corp.                   COM              859152100     2561   132200 SH       SOLE                    27500            104700
Stryker Corp.                  COM              863667101     3496    58150 SH       SOLE                                      58150
Sun Microsystems Inc.          COM              866810104     5563    80770 SH       SOLE                    12600             68170
Sybron Intl. Corp. Wisc        COM              87114F106     3259   118250 SH       SOLE                    23900             94350
Thermo Instruments             COM              883559106     1868   116743 SH       SOLE                    26780             89963
Transatlantic Holdings         COM              893521104     1596    21300 SH       SOLE                     6300             15000
U. S. West Communications      COM              91273H101     5506    93712 SH       SOLE                    14350             79362
Warner-Lambert Co.             COM              934488107     3607    52185 SH       SOLE                      178             52007
Watson Pharmaceuticals         COM              942683103     1541    43950 SH       SOLE                    13700             30250
Weatherford Int'l Inc.         COM              947074100      222     6050 SH       SOLE                      600              5450
Wolverine World Wide           COM              978097103     1483   105900 SH       SOLE                    38300             67600